Notes to the cash flow statements - Non-cash financing activities and restricted cash (Details) - AUD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Dec. 04, 2020	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Mar. 22, 2021
Non-cash financing activities
Shares issued under the dividend reinvestment plan		$ 401		$ 273
Shares issued under the dividend reinvestment plan, percentage movement from same period in prior year		47.00%
Increase in lease liabilities		$ 144	$ 89	88
Increase in lease liabilities, percentage movement from prior period		62.00%
Increase in lease liabilities, percentage movement from same period in prior year		64.00%
Restricted cash
Restricted cash included in cash and balances with central banks		$ 236	457	307
Restricted cash included in assets held for sale		$ 174	$ 0	$ 0
WCN 3
Non-cash financing activities
Value of Westpac Capital Notes (WCN) 3 transferred to the WCN 3 nominated party	$ 866
Face value of WCN 3 transferred to the WCN 3 nominated party (in dollars per Note)	$ 100
Aggregate value of Notes redeemed and cancelled					$ 458
Redemption value (in dollars per Note)					$ 100